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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04367

Columbia Funds Series Trust I

(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, MA 02110

(Address of principal executive offices) (Zip code)

Christopher O. Petersen, Esq.

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, Massachusetts 02110

Ryan C. Larrenaga, Esq.

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 345-6611

Date of fiscal year end: May 31

Date of reporting period: February 28, 2019

Item 1. Schedule of Investments.

Portfolio of Investments
Columbia Dividend Income Fund, February 28, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 94.5%
Issuer	Shares	Value ($)
Communication Services 3.8%
Diversified Telecommunication Services 0.8%
AT&T, Inc.	3,317,017	103,225,569
Entertainment 1.0%
Walt Disney Co. (The)	1,112,247	125,505,951
Media 2.0%
Comcast Corp., Class A	6,770,312	261,807,965
Total Communication Services		490,539,485
Consumer Discretionary 3.7%
Automobiles 0.5%
General Motors Co.	1,611,479	63,621,191
Hotels, Restaurants & Leisure 1.0%
McDonald’s Corp.	682,745	125,515,841
Specialty Retail 2.2%
Home Depot, Inc. (The)	1,226,736	227,117,903
TJX Companies, Inc. (The)	1,240,000	63,599,600
Total		290,717,503
Total Consumer Discretionary		479,854,535
Consumer Staples 7.7%
Beverages 1.5%
PepsiCo, Inc.	1,717,100	198,565,444
Food & Staples Retailing 1.3%
Walmart, Inc.	1,740,635	172,305,459
Food Products 1.2%
Hershey Co. (The)	564,821	62,514,388
Mondelez International, Inc., Class A	1,924,429	90,756,072
Total		153,270,460
Household Products 2.2%
Kimberly-Clark Corp.	788,831	92,159,126
Procter & Gamble Co. (The)	2,040,000	201,042,000
Total		293,201,126
Tobacco 1.5%
Philip Morris International, Inc.	2,174,341	189,037,206
Total Consumer Staples		1,006,379,695
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 6.8%
Oil, Gas & Consumable Fuels 6.8%
Chevron Corp.	2,290,832	273,937,690
ConocoPhillips Co.	2,540,127	172,347,617
Exxon Mobil Corp.	3,050,866	241,109,940
Suncor Energy, Inc.	2,700,915	93,073,531
Valero Energy Corp.	1,262,457	102,965,993
Total		883,434,771
Total Energy		883,434,771
Financials 17.0%
Banks 9.8%
Bank of America Corp.	5,912,391	171,932,330
BB&T Corp.	2,838,895	144,698,478
JPMorgan Chase & Co.	4,140,806	432,134,514
M&T Bank Corp.	380,727	65,888,615
PNC Financial Services Group, Inc. (The)	1,201,409	151,401,562
U.S. Bancorp	2,880,000	148,867,200
Wells Fargo & Co.	3,234,150	161,351,744
Total		1,276,274,443
Capital Markets 3.5%
Bank of New York Mellon Corp. (The)	2,759,800	144,834,304
BlackRock, Inc.	242,546	107,501,238
CME Group, Inc.	745,604	135,632,824
T. Rowe Price Group, Inc.	715,827	71,890,505
Total		459,858,871
Insurance 3.7%
Chubb Ltd.	1,540,000	206,206,000
Marsh & McLennan Companies, Inc.	2,217,447	206,266,920
Principal Financial Group, Inc.	1,340,390	70,558,130
Total		483,031,050
Total Financials		2,219,164,364
Health Care 13.1%
Biotechnology 0.4%
Gilead Sciences, Inc.	878,672	57,131,253
Columbia Dividend Income Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Columbia Dividend Income Fund, February 28, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Equipment & Supplies 1.4%
Baxter International, Inc.	1,260,284	94,181,023
Medtronic PLC	974,770	88,216,685
Total		182,397,708
Health Care Providers & Services 0.5%
UnitedHealth Group, Inc.	246,680	59,750,830
Pharmaceuticals 10.8%
Bristol-Myers Squibb Co.	1,912,922	98,821,551
Eli Lilly & Co.	1,055,951	133,356,052
Johnson & Johnson	3,590,644	490,625,596
Merck & Co., Inc.	4,397,897	357,505,047
Pfizer, Inc.	7,697,972	333,707,086
Total		1,414,015,332
Total Health Care		1,713,295,123
Industrials 13.6%
Aerospace & Defense 4.5%
Boeing Co. (The)	340,000	149,586,400
General Dynamics Corp.	1,046,859	178,196,339
Lockheed Martin Corp.	821,055	254,042,628
Total		581,825,367
Commercial Services & Supplies 1.1%
Waste Management, Inc.	1,375,220	139,241,025
Industrial Conglomerates 3.1%
3M Co.	707,568	146,742,527
Honeywell International, Inc.	1,715,227	264,265,024
Total		411,007,551
Machinery 2.5%
Cummins, Inc.	482,325	74,321,459
Ingersoll-Rand PLC	1,464,600	154,603,176
Parker-Hannifin Corp.	528,635	93,124,342
Total		322,048,977
Road & Rail 2.4%
Union Pacific Corp.	1,887,940	316,607,538
Total Industrials		1,770,730,458
Information Technology 19.2%
Communications Equipment 3.4%
Cisco Systems, Inc.	8,538,128	442,018,887
Common Stocks (continued)
Issuer	Shares	Value ($)
IT Services 3.1%
Accenture PLC, Class A	494,100	79,737,858
Automatic Data Processing, Inc.	895,243	136,999,036
International Business Machines Corp.	1,377,625	190,291,341
Total		407,028,235
Semiconductors & Semiconductor Equipment 6.5%
Broadcom, Inc.	396,500	109,180,240
Intel Corp.	5,264,433	278,804,372
KLA-Tencor Corp.	1,130,038	130,508,088
Lam Research Corp.	670,853	118,130,505
Texas Instruments, Inc.	1,988,260	210,318,143
Total		846,941,348
Software 3.5%
Microsoft Corp.	4,028,778	451,343,999
Technology Hardware, Storage & Peripherals 2.7%
Apple, Inc.	2,064,654	357,494,840
Total Information Technology		2,504,827,309
Materials 2.1%
Chemicals 1.3%
DowDuPont, Inc.	1,797,283	95,669,374
LyondellBasell Industries NV, Class A	778,787	66,601,865
Total		162,271,239
Containers & Packaging 0.8%
Packaging Corp. of America	309,762	29,610,149
Sonoco Products Co.	1,357,439	78,582,144
Total		108,192,293
Total Materials		270,463,532
Real Estate 1.8%
Equity Real Estate Investment Trusts (REITS) 1.8%
Crown Castle International Corp.	540,520	64,186,750
Digital Realty Trust, Inc.	710,000	80,315,200
Public Storage	443,714	93,841,074
Total		238,343,024
Total Real Estate		238,343,024

2	Columbia Dividend Income Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Dividend Income Fund, February 28, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Utilities 5.7%
Electric Utilities 3.0%
American Electric Power Co., Inc.	1,358,900	110,274,735
Eversource Energy	1,313,082	91,666,254
NextEra Energy, Inc.	531,515	99,775,996
Xcel Energy, Inc.	1,710,000	93,810,600
Total		395,527,585
Multi-Utilities 2.7%
Ameren Corp.	1,468,800	104,637,312
CMS Energy Corp.	1,621,995	88,236,528
Dominion Energy, Inc.	712,473	52,787,125
WEC Energy Group, Inc.	1,436,954	109,610,851
Total		355,271,816
Total Utilities		750,799,401
Total Common Stocks (Cost $7,889,209,611)		12,327,831,697

Exchange-Traded Funds 0.9%
	Shares	Value ($)
iShares Russell 1000 Value ETF	965,000	119,032,750
Total Exchange-Traded Funds (Cost $114,947,644)		119,032,750

Money Market Funds 4.2%

Columbia Short-Term Cash Fund, 2.523%(a),(b)	541,804,744	541,750,564
Total Money Market Funds (Cost $541,793,536)		541,750,564
Total Investments in Securities (Cost: $8,545,950,791)		12,988,615,011
Other Assets & Liabilities, Net		49,743,928
Net Assets		13,038,358,939

Notes to Portfolio of Investments
(a)	The rate shown is the seven-day current annualized yield at February 28, 2019.
(b)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended February 28, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.523%
	404,537,136	1,397,842,693	(1,260,575,085)	541,804,744	1,205	(54,246)	8,911,886	541,750,564
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Columbia Dividend Income Fund | Quarterly Report 2019	3

Portfolio of Investments   (continued)
Columbia Dividend Income Fund, February 28, 2019 (Unaudited)
Fair value measurements  (continued)
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	490,539,485	—	—	—	490,539,485
Consumer Discretionary	479,854,535	—	—	—	479,854,535
Consumer Staples	1,006,379,695	—	—	—	1,006,379,695
Energy	883,434,771	—	—	—	883,434,771
Financials	2,219,164,364	—	—	—	2,219,164,364
Health Care	1,713,295,123	—	—	—	1,713,295,123
Industrials	1,770,730,458	—	—	—	1,770,730,458
Information Technology	2,504,827,309	—	—	—	2,504,827,309
Materials	270,463,532	—	—	—	270,463,532
Real Estate	238,343,024	—	—	—	238,343,024
Utilities	750,799,401	—	—	—	750,799,401
Total Common Stocks	12,327,831,697	—	—	—	12,327,831,697
Exchange-Traded Funds	119,032,750	—	—	—	119,032,750
Money Market Funds	—	—	—	541,750,564	541,750,564
Total Investments in Securities	12,446,864,447	—	—	541,750,564	12,988,615,011
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
4	Columbia Dividend Income Fund | Quarterly Report 2019

Portfolio of Investments
Columbia High Yield Municipal Fund, February 28, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Corporate Bonds & Notes 0.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United States 0.0%
Anuvia Florida LLC(a)
01/01/2029	5.000%	206,367	185,731
Total Corporate Bonds & Notes (Cost $206,367)			185,731

Floating Rate Notes 1.1%
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Colorado 0.1%
City & County of Denver(b),(c)
Refunding Certificate of Participation
Series 2008A-1 (JPMorgan Chase Bank)
12/01/2029	1.710%	1,000,000	1,000,000
Indiana 0.2%
Indiana Finance Authority(b),(c)
Revenue Bonds
Parkview Health System
Series 2018D (Wells Fargo Bank)
11/01/2039	1.720%	610,000	610,000
Unrefunded Revenue Bonds
Lease Appropriation
Series 2009A-2 (Wells Fargo Bank)
02/01/2037	1.720%	1,000,000	1,000,000
Total			1,610,000
New York 0.6%
City of New York(b),(c)
Unlimited General Obligation Bonds
Fiscal 2015
Subordinated Series 2015 (JPMorgan Chase Bank)
06/01/2044	1.720%	1,000,000	1,000,000
Unlimited General Obligation Notes
Subordinated Series 2013-D3 (JPMorgan Chase Bank)
08/01/2038	1.720%	1,500,000	1,500,000
New York City Water & Sewer System(b),(c)
Revenue Bonds
2nd General Resolution
Series 2013 (JPMorgan Chase Bank)
06/15/2050	1.720%	1,000,000	1,000,000
Triborough Bridge & Tunnel Authority(b),(c)
Refunding Revenue Bonds
General
Subordinated Series 2018-B-3 (State Street Bank)
01/01/2032	1.700%	1,000,000	1,000,000
Total			4,500,000
Floating Rate Notes (continued)
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Utah 0.2%
City of Murray(b),(c)
Revenue Bonds
IHC Health Services, Inc.
Series 2005B (JPMorgan Chase Bank)
05/15/2037	1.710%	1,260,000	1,260,000
Total Floating Rate Notes (Cost $8,370,000)			8,370,000

Municipal Bonds 97.7%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Arizona 2.1%
Industrial Development Authority of the County of Pima (The)(d)
Revenue Bonds
American Leadership Academy Project
Series 2017
06/15/2047	5.000%	4,150,000	4,045,420
La Paz County Industrial Development Authority
Revenue Bonds
Charter School Solutions - Harmony Public
Series 2016
02/15/2036	5.000%	1,200,000	1,275,792
02/15/2046	5.000%	1,500,000	1,565,475
Charter School Solutions - Harmony Public Schools Project
Series 2018
02/15/2048	5.000%	230,000	242,160
Maricopa County Industrial Development Authority(d)
Revenue Bonds
Christian Care Surprise, Inc. Project
Series 2016
01/01/2048	6.000%	3,595,000	3,623,652
Maricopa County Pollution Control Corp.
Revenue Bonds
El Paso Electric Co. Project
Series 2009B
04/01/2040	7.250%	3,600,000	3,612,960
Tempe Industrial Development Authority(d)
Revenue Bonds
Mirabella at ASU Project
Series 2017A
10/01/2047	6.125%	1,400,000	1,514,772
Total			15,880,231
Columbia High Yield Municipal Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Columbia High Yield Municipal Fund, February 28, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California 8.3%
California Health Facilities Financing Authority
Refunding Revenue Bonds
Northern California Presbyterian Homes
Series 2015
07/01/2039	5.000%	900,000	1,021,968
California Municipal Finance Authority
Revenue Bonds
National University
Series 2019A
04/01/2040	5.000%	1,275,000	1,448,872
04/01/2041	5.000%	250,000	283,598
California Municipal Finance Authority(e)
Revenue Bonds
Senior Lien
Series 2018A AMT
12/31/2047	4.000%	1,000,000	998,160
12/31/2047	5.000%	3,405,000	3,753,808
California Municipal Finance Authority(d),(e),(f)
Revenue Bonds
UTS Renewable Energy-Waste Water Facilities
Series 2011 AMT
12/01/2032	0.000%	1,835,000	275,250
California State Public Works Board
Refunding Revenue Bonds
Various Capital Projects
Series 2012G
11/01/2037	5.000%	1,250,000	1,370,712
California Statewide Communities Development Authority
Refunding Revenue Bonds
899 Charleston Project
Series 2014A
11/01/2044	5.250%	1,500,000	1,563,165
Revenue Bonds
American Baptist Homes West
Series 2010
10/01/2039	6.250%	2,750,000	2,814,047
Loma Linda University Medical Center
Series 2014
12/01/2054	5.500%	3,000,000	3,224,460
California Statewide Communities Development Authority(d)
Revenue Bonds
Loma Linda University Medical Center
Series 2018
12/01/2058	5.500%	1,000,000	1,092,140
Chino Public Financing Authority
Refunding Special Tax Bonds
Series 2012
09/01/2034	5.000%	1,775,000	1,873,140
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Carson
Special Assessment Bonds
Assessment District No. 92-1
Series 1992
09/02/2022	7.375%	40,000	40,938
City of Long Beach Marina System
Revenue Bonds
Series 2015
05/15/2045	5.000%	500,000	539,410
City of Santa Maria Water & Wastewater(g)
Refunding Revenue Bonds
Series 2012A
02/01/2025	0.000%	3,100,000	2,518,347
City of Upland
Prerefunded 01/01/21 Certificate of Participation
San Antonio Community Hospital
Series 2011
01/01/2041	6.500%	5,000,000	5,445,400
Compton Unified School District(g)
Unlimited General Obligation Bonds
Election of 2002 - Capital Appreciation
Series 2006C
06/01/2025	0.000%	2,310,000	1,999,929
Department of Veterans Affairs Veteran’s Farm & Home Purchase Program
Revenue Bonds
Series 2012A
12/01/2025	3.500%	3,760,000	3,867,799
Empire Union School District(g)
Special Tax Bonds
Communities Facilities District No. 1987-1
Series 2002A (AMBAC)
10/01/2021	0.000%	1,665,000	1,583,082
Foothill-Eastern Transportation Corridor Agency
Refunding Revenue Bonds
Junior Lien
Series 2014C
01/15/2043	6.500%	5,000,000	5,755,800
Golden State Tobacco Securitization Corp.
Refunding Revenue Bonds
Series 2018A-2
06/01/2047	5.000%	9,000,000	8,662,230
M-S-R Energy Authority
Revenue Bonds
Series 2009B
11/01/2039	6.500%	5,000,000	6,961,550
Palomar Health
Refunding Revenue Bonds
Series 2016
11/01/2036	5.000%	1,845,000	1,993,873

2	Columbia High Yield Municipal Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia High Yield Municipal Fund, February 28, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State of California
Unlimited General Obligation Bonds
Various Purpose
Series 2012
04/01/2042	5.000%	3,000,000	3,234,990
Total			62,322,668
Colorado 3.2%
Arista Metropolitan District
Limited General Obligation Refunding & Improvement Bonds
Series 2018
12/01/2048	5.125%	1,000,000	1,016,210
Colliers Hill Metropolitan District No. 2
Limited General Obligation Bonds
Senior Bonds
Series 2017A
12/01/2047	6.500%	4,380,000	4,393,622
Colorado Health Facilities Authority
Refunding Revenue Bonds
NCMC, Inc. Project
Series 2016
05/15/2032	4.000%	3,535,000	3,747,701
Revenue Bonds
Senior Living - Ralston Creek at Arvada
Series 2017
11/01/2052	6.000%	5,000,000	5,145,650
Leyden Rock Metropolitan District No. 10
Limited General Obligation Bonds
Series 2016A
12/01/2045	5.000%	1,000,000	1,005,370
Palisade Metropolitan District No. 2
Limited General Obligation Bonds
Series 2016
12/01/2046	5.000%	1,500,000	1,499,880
Regional Transportation District
Certificate of Participation
Series 2014A
06/01/2039	5.000%	5,000,000	5,500,600
Sierra Ridge Metropolitan District No. 2
Senior Limited General Obligation Bonds
Series 2016A
12/01/2046	5.500%	1,500,000	1,522,710
Total			23,831,743
Connecticut 1.0%
Connecticut State Health & Educational Facility Authority(d)
Revenue Bonds
Church Home of Hartford, Inc. Project
Series 2016
09/01/2053	5.000%	1,750,000	1,758,680
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Harbor Point Infrastructure Improvement District
Prerefunded 04/01/20 Tax Allocation Bonds
Harbor Point Project
Series 2010A
04/01/2039	7.875%	4,000,000	4,262,360
State of Connecticut
Unlimited General Obligation Bonds
Series 2018C
06/15/2038	5.000%	1,000,000	1,098,740
Series 2018E
09/15/2037	5.000%	500,000	553,310
Total			7,673,090
Delaware 0.2%
Centerline Equity Issuer Trust(d),(e)
Secured AMT
05/14/2004
05/15/2019	6.300%	1,000,000	1,006,910
City of Wilmington(e)
Revenue Bonds
Housing-Electra Arms Senior Associates Project
Series 1998 AMT
06/01/2028	6.250%	555,000	555,283
Total			1,562,193
District of Columbia 0.7%
District of Columbia
Revenue Bonds
Ingleside Rock Creek Project
Series 2017
07/01/2052	5.000%	1,000,000	1,006,020
Metropolitan Washington Airports Authority(e)
Revenue Bonds
Airport System
Series 2012A AMT
10/01/2024	5.000%	4,000,000	4,411,400
Total			5,417,420
Florida 9.3%
Capital Trust Agency, Inc.(d)
Revenue Bonds
1st Mortgage Tallahassee Tapestry Senior Housing Project
Series 2015
12/01/2050	7.125%	3,550,000	3,597,676
University Bridge LLC Student Housing Project
Series 2018
12/01/2058	5.250%	6,750,000	6,488,640
City of Atlantic Beach
Revenue Bonds
Fleet Landing Project
Series 2018A
11/15/2053	5.000%	1,500,000	1,580,085

Columbia High Yield Municipal Fund | Quarterly Report 2019	3

Portfolio of Investments   (continued)
Columbia High Yield Municipal Fund, February 28, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Lakeland
Refunding Revenue Bonds
1st Mortgage-Carpenters Home Estates
Series 2008
01/01/2028	6.250%	675,000	676,296
01/01/2043	6.375%	2,250,000	2,253,735
Revenue Bonds
Lakeland Regional Health
Series 2015
11/15/2040	5.000%	5,000,000	5,440,550
City of Tallahassee
Revenue Bonds
Tallahassee Memorial Healthcare, Inc. Project
Series 2016
12/01/2055	5.000%	3,000,000	3,191,550
County of Miami-Dade(g)
Revenue Bonds
Capital Appreciation
Subordinated Series 2009B
10/01/2041	0.000%	10,000,000	3,941,300
County of Miami-Dade
Subordinated Refunding Revenue Bonds
Series 2012B
10/01/2037	5.000%	1,530,000	1,665,818
Florida Development Finance Corp.(d)
Revenue Bonds
Miami Arts Charter School Project
Series 2014A
06/15/2044	6.000%	6,100,000	5,824,951
Renaissance Charter School
Series 2015
06/15/2046	6.125%	4,900,000	4,989,964
Florida Development Finance Corp.
Revenue Bonds
Renaissance Charter School
Series 2010A
09/15/2040	6.000%	3,750,000	3,855,712
Series 2012A
06/15/2043	6.125%	4,500,000	4,533,705
Renaissance Charter School Projects
Series 2013A
06/15/2044	8.500%	5,000,000	5,674,500
Mid-Bay Bridge Authority
Prerefunded 10/01/21 Revenue Bonds
Series 2011A
10/01/2040	7.250%	4,000,000	4,549,320
Orange County Health Facilities Authority
Refunding Revenue Bonds
Mayflower Retirement Center
Series 2012
06/01/2042	5.125%	750,000	771,818
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Orange County Industrial Development Authority(d),(e)
Revenue Bonds
Anuvia Florida LLC Project
Series 2018-A AMT
07/01/2048	4.000%	4,100,000	2,455,982
Palm Beach County Health Facilities Authority
Revenue Bonds
Sinai Residences Boca Raton
Series 2014
06/01/2049	7.500%	1,250,000	1,403,250
South Lake County Hospital District
Revenue Bonds
South Lake Hospital, Inc.
Series 2010A
04/01/2039	6.250%	2,000,000	2,005,220
St. Johns County Industrial Development Authority
Refunding Revenue Bonds
Bayview Project
Series 2007A
10/01/2041	5.250%	3,725,000	3,012,147
Westridge Community Development District(f)
Special Assessment Bonds
Series 2005
05/01/2037	0.000%	2,650,000	1,987,500
Total			69,899,719
Georgia 3.2%
DeKalb County Hospital Authority
Prerefunded 09/01/20 Revenue Bonds
DeKalb Medical Center, Inc. Project
Series 2010
09/01/2040	6.125%	4,500,000	4,785,885
Floyd County Development Authority
Revenue Bonds
Spires Berry College Project
12/01/2048	6.250%	2,500,000	2,502,075
Georgia Housing & Finance Authority
Revenue Bonds
Single Family Mortgage
Series 2017A
12/01/2042	4.050%	3,000,000	3,048,630
Georgia State Road & Tollway Authority(d),(g)
Revenue Bonds
I-75 S Expressway
Series 2014S
06/01/2049	0.000%	9,100,000	6,334,146
Glynn-Brunswick Memorial Hospital Authority
Revenue Bonds
SE Georgia Health System Anticipation Certificates
Series 2017
08/01/2047	5.000%	355,000	383,404

4	Columbia High Yield Municipal Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia High Yield Municipal Fund, February 28, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Oconee County Industrial Development Authority
Revenue Bonds
Presbyterian Village Athens Project
Series 2018
12/01/2053	6.375%	3,000,000	3,024,510
Savannah Economic Development Authority
Refunding Revenue Bonds
Marshes Skidaway Island Project
Series 2013
01/01/2049	7.250%	3,500,000	3,865,120
Total			23,943,770
Hawaii 0.6%
State of Hawaii Department of Budget & Finance
Prerefunded 11/15/19 Revenue Bonds
15 Craigside Project
Series 2009A
11/15/2044	9.000%	2,375,000	2,493,014
Revenue Bonds
Hawaii Pacific University
Series 2013A
07/01/2043	6.875%	1,800,000	1,868,652
Total			4,361,666
Idaho 0.6%
Idaho Health Facilities Authority
Revenue Bonds
Terraces of Boise Project
Series 2014A
10/01/2049	8.125%	4,000,000	4,443,360
Illinois 12.2%
Chicago Board of Education(d)
Unlimited General Obligation Bonds
Dedicated
Series 2017A
12/01/2046	7.000%	3,000,000	3,546,360
Chicago Board of Education
Unlimited General Obligation Bonds
Dedicated
Series 2017H
12/01/2036	5.000%	1,665,000	1,719,645
Project
Series 2015C
12/01/2039	5.250%	2,000,000	2,053,640
Series 2011A
12/01/2041	5.000%	1,110,000	1,114,684
Series 2012A
12/01/2042	5.000%	1,000,000	1,005,340
Series 2016B
12/01/2046	6.500%	1,500,000	1,688,940
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2018D
12/01/2046	5.000%	5,000,000	5,035,250
Unlimited General Obligation Refunding Bonds
Series 2018A (AGM)
ASSURED GUARANTY MUNICIPAL CORP
12/01/2035	5.000%	500,000	552,780
Chicago O’Hare International Airport(e)
Refunding Revenue Bonds
Senior Lien
Series 2018A AMT
01/01/2053	5.000%	5,000,000	5,485,550
Revenue Bonds
TriPs Obligated Group
Series 2018 AMT
07/01/2048	5.000%	800,000	871,712
Chicago Park District
Limited General Obligation Bonds
Series 2015A
01/01/2040	5.000%	3,000,000	3,172,110
City of Chicago
Prerefunded 01/01/25 Revenue Bonds
Series 2002
01/01/2030	5.000%	1,000,000	1,173,160
Refunding Unlimited General Obligation Bonds
Series 2005D
01/01/2033	5.500%	1,000,000	1,075,580
Unlimited General Obligation Bonds
Project
Series 2011A
01/01/2040	5.000%	5,000,000	5,054,400
Series 2015A
01/01/2039	5.500%	500,000	529,800
Series 2017A
01/01/2038	6.000%	5,235,000	5,879,847
Unlimited General Obligation Refunding Bonds
Project
Series 2014A
01/01/2033	5.250%	1,000,000	1,052,950
Series 2007F
01/01/2042	5.500%	1,000,000	1,054,870
City of Chicago Wastewater Transmission
Refunding Revenue Bonds
2nd Lien
Series 2015C
01/01/2035	5.000%	1,000,000	1,088,430
County of Cook
Unlimited General Obligation Refunding Bonds
Series 2018
11/15/2035	5.000%	450,000	494,222

Columbia High Yield Municipal Fund | Quarterly Report 2019	5

Portfolio of Investments   (continued)
Columbia High Yield Municipal Fund, February 28, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Du Page County Special Service Area No. 31
Special Tax Bonds
Monarch Landing Project
Series 2006
03/01/2036	5.625%	678,000	679,214
Illinois Finance Authority
Prerefunded 04/01/21 Revenue Bonds
CHF-Normal LLC-Illinois State University
Series 2011
04/01/2043	7.000%	3,450,000	3,812,974
Prerefunded 08/15/19 Revenue Bonds
Provena Health
Series 2009A
08/15/2034	7.750%	40,000	41,075
Unrefunded Revenue Bonds
Riverside Health System
Series 2009
11/15/2035	6.250%	1,190,000	1,224,129
Illinois Finance Authority(f)
Revenue Bonds
Leafs Hockey Club Project
Series 2007A
03/01/2037	0.000%	1,000,000	335,000
Metropolitan Pier & Exposition Authority
Refunding Revenue Bonds
McCormick Place Project
Series 2010B-2
06/15/2050	5.000%	5,000,000	5,021,450
Revenue Bonds
McCormick Place Expansion Project
Series 2017
06/15/2057	5.000%	3,750,000	3,903,862
Metropolitan Water Reclamation District of Greater Chicago
Green Unlimited General Obligation Bond
Series 2016E
12/01/2036	5.000%	2,225,000	2,484,435
Unlimited General Obligation Bonds
Green Bond
Series 2016E
12/01/2035	5.000%	1,620,000	1,816,263
Northern Illinois Municipal Power Agency
Refunding Revenue Bonds
Series 2016A
12/01/2041	4.000%	2,000,000	2,019,520
Railsplitter Tobacco Settlement Authority
Prerefunded 06/01/21 Revenue Bonds
Series 2010
06/01/2028	6.000%	5,000,000	5,468,450
Revenue Bonds
Series 2017
06/01/2027	5.000%	1,315,000	1,525,571
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State of Illinois
Unlimited General Obligation Bonds
Series 2016
01/01/2041	5.000%	3,830,000	3,922,150
Series 2017A
12/01/2035	5.000%	1,345,000	1,404,059
12/01/2038	5.000%	3,000,000	3,108,930
Series 2018A
05/01/2032	5.000%	2,500,000	2,646,875
05/01/2041	5.000%	3,910,000	4,030,115
05/01/2043	5.000%	3,000,000	3,081,660
Unlimited General Obligation Refunding Bonds
Series 2018B
10/01/2033	5.000%	1,000,000	1,054,040
Village of Lincolnshire
Special Tax Bonds
Sedgebrook Project
Series 2004
03/01/2034	6.250%	584,000	584,894
Total			91,813,936
Iowa 1.0%
Iowa Finance Authority(h)
Refunding Revenue Bonds
Deerfield Retirement Community
Series 2014
11/15/2046	5.400%	2,106,364	2,194,473
Iowa Finance Authority(f)
Refunding Revenue Bonds
Deerfield Retirement Community
Series 2014
05/15/2056	0.000%	401,062	5,013
Iowa Finance Authority
Revenue Bonds
Lifespace Communities, Inc.
Series 2018A
05/15/2048	5.000%	1,375,000	1,428,790
PHS Council Bluffs, Inc. Project
Series 2018
08/01/2055	5.250%	3,200,000	3,213,664
Iowa Student Loan Liquidity Corp.(e)
Revenue Bonds
Senior Series 2011A-2 AMT
12/01/2030	5.850%	530,000	549,780
Total			7,391,720
Kansas 2.0%
City of Overland Park
Revenue Bonds
Prairiefire-Lionsgate Project
Series 2012
12/15/2032	6.000%	6,000,000	4,981,800

6	Columbia High Yield Municipal Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia High Yield Municipal Fund, February 28, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
University of Kansas Hospital Authority
Revenue Bonds
University of Kansas Health System
Series 2019A
09/01/2048	5.000%	5,000,000	5,645,800
Wyandotte County-Kansas City Unified Government
Revenue Bonds
Legends Village West Project
Series 2006
10/01/2028	4.875%	4,425,000	4,262,514
Total			14,890,114
Kentucky 0.4%
Kentucky Economic Development Finance Authority
Refunding Revenue Bonds
Owensboro Health
Series 2017A
06/01/2045	5.000%	1,000,000	1,053,340
Kentucky State Property & Building Commission
Revenue Bonds
Project #119
Series 2018
05/01/2037	5.000%	1,500,000	1,677,975
Total			2,731,315
Louisiana 1.5%
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue Bonds
Westlake Chemical Corp.
Series 2010A-2
11/01/2035	6.500%	5,000,000	5,311,450
Louisiana Public Facilities Authority
Prerefunded 05/15/26 Revenue Bonds
Ochsner Clinic Foundation Project
Series 2016
05/15/2034	5.000%	25,000	29,966
Refunding Revenue Bonds
Nineteenth Judicial District
Series 2015C (AGM)
06/01/2042	5.000%	1,000,000	1,117,690
Louisiana Public Facilities Authority(e)
Revenue Bonds
Impala Warehousing LLC Project
Series 2013 AMT
07/01/2036	6.500%	4,615,000	5,013,367
Total			11,472,473
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Maryland 0.6%
Howard County Housing Commission
Revenue Bonds
Woodfield Oxford Square Apartments
Series 2017
12/01/2037	5.000%	4,000,000	4,459,560
Massachusetts 2.8%
Massachusetts Development Finance Agency
Prerefunded 07/01/20 Revenue Bonds
Foxborough Regional Charter School
Series 2010A
07/01/2042	7.000%	4,200,000	4,493,748
Refunding Revenue Bonds
1st Mortgage-VOA Concord
Series 2007
11/01/2041	5.200%	1,000,000	1,000,090
South Shore Hospital
Series 2016I
07/01/2036	4.000%	750,000	760,207
Massachusetts Development Finance Agency(d)
Refunding Revenue Bonds
NewBridge on the Charles, Inc.
Series 2017
10/01/2057	5.000%	2,000,000	2,066,120
Revenue Bonds
Linden Ponds, Inc. Facility
Series 2018
11/15/2046	5.125%	2,000,000	2,042,000
Massachusetts Development Finance Agency(g)
Revenue Bonds
Linden Ponds, Inc. Facility
Subordinated Series 2011B
11/15/2056	0.000%	1,391,019	348,102
Massachusetts Educational Financing Authority(e)
Refunding Revenue Bonds
Issue K
Subordinated Series 2017B AMT
07/01/2046	4.250%	1,500,000	1,524,315
Series 2016J AMT
07/01/2033	3.500%	2,235,000	2,244,700
Series 2018B AMT
07/01/2034	3.625%	3,135,000	3,176,163
Revenue Bonds
Series 2012J AMT
07/01/2021	5.000%	3,000,000	3,194,430
Total			20,849,875

Columbia High Yield Municipal Fund | Quarterly Report 2019	7

Portfolio of Investments   (continued)
Columbia High Yield Municipal Fund, February 28, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Michigan 2.9%
City of Detroit Sewage Disposal System
Refunding Revenue Bonds
Senior Lien
Series 2012A
07/01/2039	5.250%	1,375,000	1,482,140
City of Detroit Water Supply System
Revenue Bonds
Senior Lien
Series 2011A
07/01/2041	5.250%	1,445,000	1,537,307
Series 2011C
07/01/2041	5.000%	1,025,000	1,072,621
Kalamazoo Hospital Finance Authority
Refunding Revenue Bonds
Bronson Healthcare Group
Series 2016
05/15/2036	4.000%	2,000,000	2,037,940
Michigan Finance Authority
Refunding Revenue Bonds
Henry Ford Health System
Series 2016
11/15/2046	4.000%	3,580,000	3,534,534
Michigan Strategic Fund(e)
Revenue Bonds
I-75 Improvement Project
12/31/2043	5.000%	5,000,000	5,478,150
Michigan Tobacco Settlement Finance Authority
Revenue Bonds
Senior Series 2007A
06/01/2034	6.000%	1,000,000	992,010
06/01/2048	6.000%	6,000,000	5,895,420
Total			22,030,122
Minnesota 1.8%
City of Blaine
Refunding Revenue Bonds
Crest View Senior Community Project
Series 2015
07/01/2045	6.125%	3,500,000	3,399,515
07/01/2050	6.125%	1,500,000	1,444,335
City of Brooklyn Center
Revenue Bonds
Sanctuary Brooklyn Center Project
Series 2016
11/01/2035	5.500%	2,000,000	1,967,720
City of Eveleth
Refunding Revenue Bonds
Arrowhead Senior Living Community
Series 2007
10/01/2027	5.200%	1,680,000	1,661,638
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Housing & Redevelopment Authority of The City of St. Paul
Revenue Bonds
Legends Berry Senior Apartments Project
Series 2018
09/01/2021	3.750%	3,100,000	3,106,944
Minneapolis/St. Paul Housing Finance Board(e)
Revenue Bonds
Mortgage-Backed Securities Program-Cityliving
Series 2006A-2 (GNMA / FNMA) AMT
12/01/2038	5.000%	1,421	1,421
St. Cloud Housing & Redevelopment Authority
Revenue Bonds
Sanctuary St. Cloud Project
Series 2016A
08/01/2036	5.250%	2,250,000	1,972,013
Total			13,553,586
Mississippi 0.3%
County of Lowndes
Refunding Revenue Bonds
Weyerhaeuser Co. Project
Series 1992A
04/01/2022	6.800%	1,995,000	2,220,734
Series 1992B
04/01/2022	6.700%	230,000	255,353
Total			2,476,087
Missouri 2.6%
City of Manchester
Refunding Tax Allocation Bonds
Highway 141/Manchester Road Project
Series 2010
11/01/2039	6.875%	5,000,000	5,017,050
Grundy County Industrial Development Authority
Revenue Bonds
Wright Memorial Hospital
Series 2009
09/01/2034	6.750%	2,250,000	2,280,060
Kirkwood Industrial Development Authority
Prerefunded 05/15/20 Revenue Bonds
Aberdeen Heights
Series 2010A
05/15/2045	8.250%	4,500,000	4,839,795
Refunding Revenue Bonds
Aberdeen Heights Project
Series 2017
05/15/2050	5.250%	4,500,000	4,685,085

8	Columbia High Yield Municipal Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia High Yield Municipal Fund, February 28, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
St. Louis County Industrial Development Authority
Refunding Revenue Bonds
St. Andrews Residence for Seniors
Series 2015
12/01/2045	5.125%	3,000,000	3,095,460
Total			19,917,450
Montana 0.3%
City of Kalispell
Refunding Revenue Bonds
Immanuel Lutheran Corp. Project
Series 2017
05/15/2047	5.250%	2,200,000	2,255,792
Nebraska 0.7%
Central Plains Energy Project
Revenue Bonds
Project #3
Series 2012
09/01/2042	5.000%	5,000,000	5,366,900
Nevada 1.6%
City of Carson City
Revenue Bonds
Carson Tahoe Regional Medical Center
Series 2017
09/01/2047	5.000%	455,000	486,254
City of Reno(d),(g)
Refunding Revenue Bonds
Retrac-Reno Transportation Rail Access Corridor Project
Series 2018
07/01/2058	0.000%	20,000,000	2,310,400
City of Sparks(d)
Tax Anticipation Revenue Bonds
Sales
Series 2008A
06/15/2028	6.750%	5,000,000	5,004,000
State of Nevada Department of Business & Industry(d)
Revenue Bonds
Somerset Academy
Series 2015A
12/15/2045	5.125%	2,515,000	2,551,467
Series 2018A
12/15/2048	5.000%	1,500,000	1,508,460
Total			11,860,581
New Hampshire 0.3%
New Hampshire Health and Education Facilities Authority Act
Revenue Bonds
Hillside Village
Series 2017A
07/01/2052	6.125%	2,500,000	2,599,625
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New Jersey 4.3%
City of Atlantic City
Unlimited General Obligation Refunding Bonds
Tax Appeal
Series 2013
12/01/2021	5.000%	2,500,000	2,466,500
12/01/2024	5.000%	2,095,000	2,045,851
12/01/2025	5.000%	450,000	442,143
12/01/2028	5.000%	270,000	260,096
Middlesex County Improvement Authority(f)
Revenue Bonds
Heldrich Center Hotel
Series 2005C
01/01/2037	0.000%	1,250,000	13
Subordinated Revenue Bonds
Heldrich Center Hotel
Series 2005B
01/01/2025	0.000%	2,750,000	28,875
01/01/2037	0.000%	6,450,000	67,725
New Jersey Building Authority
Prerefunded 06/15/26 Revenue Bonds
Series 2016A
06/15/2030	4.000%	400,000	454,524
New Jersey Economic Development Authority
Revenue Bonds
Provident Group-Kean Properties
Series 2017
07/01/2047	5.000%	500,000	528,805
Provident Group-Rowan Properties LLC
Series 2015
01/01/2048	5.000%	960,000	1,000,771
School Facilities Construction
Series 2014UU
06/15/2040	5.000%	1,500,000	1,568,715
Series 2015WW
06/15/2040	5.250%	375,000	398,276
New Jersey Economic Development Authority(e)
Revenue Bonds
UMM Energy Partners LLC
Series 2012A AMT
06/15/2043	5.125%	2,000,000	2,062,820
New Jersey Higher Education Student Assistance Authority(e)
Subordinated Revenue Bonds
Series 2013-1B AMT
12/01/2043	4.750%	5,000,000	5,216,950
New Jersey Transportation Trust Fund Authority
Refunding Revenue Bonds
Federal Highway Reimbursement
Series 2018
06/15/2029	5.000%	3,000,000	3,370,830

Columbia High Yield Municipal Fund | Quarterly Report 2019	9

Portfolio of Investments   (continued)
Columbia High Yield Municipal Fund, February 28, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Transportation System
Series 2018A
12/15/2036	5.000%	2,500,000	2,701,825
Revenue Bonds
Transportation Program
Series 2015AA
06/15/2045	5.000%	1,750,000	1,822,888
Series 2019
06/15/2046	5.000%	5,000,000	5,268,050
South Jersey Port Corp.(e)
Revenue Bonds
Marine Terminal
Subordinated Series 2017B AMT
01/01/2048	5.000%	600,000	638,220
Tobacco Settlement Financing Corp.
Refunding Revenue Bonds
Series 2018A
06/01/2046	5.000%	835,000	880,633
Subordinated Series 2018B
06/01/2046	5.000%	1,025,000	1,037,792
Total			32,262,302
New York 2.6%
Build NYC Resource Corp.
Revenue Bonds
International Leadership Charter School
Series 2013
07/01/2043	6.000%	4,330,000	3,995,031
Build NYC Resource Corp.(d)
Revenue Bonds
International Leadership Charter School
Series 2016
07/01/2046	6.250%	765,000	715,681
Taxable International Leadership
Series 2016
07/01/2021	5.000%	165,000	163,145
Glen Cove Local Economic Assistance Corp.(h)
Revenue Bonds
Garvies Point
Series 2016 CABS
01/01/2055	0.000%	2,500,000	2,045,600
Jefferson County Industrial Development Agency(d),(e)
Revenue Bonds
Green Bonds
Series 2014 AMT
01/01/2024	5.250%	1,620,000	1,566,313
Nassau County Tobacco Settlement Corp.(g)
Asset-Backed Revenue Bonds
Capital Appreciation
Third Series 2006D
06/01/2060	0.000%	25,000,000	631,750
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New York Transportation Development Corp.(e)
Refunding Revenue Bonds
American Airlines, Inc.
Series 2016 AMT
08/01/2026	5.000%	4,000,000	4,188,680
Revenue Bonds
Delta Air Lines, Inc. - LaGuardia Airport
Series 2018 AMT
01/01/2036	4.000%	1,000,000	1,013,060
LaGuardia Airport Terminal B Redevelopment Project
Series 2016 AMT
07/01/2046	4.000%	5,000,000	4,965,400
Port Authority of New York & New Jersey(e)
Revenue Bonds
5th Installment-Special Project
Series 1996-4 AMT
10/01/2019	6.750%	20,000	20,417
Total			19,305,077
North Carolina 0.9%
Durham Housing Authority(e)
Revenue Bonds
Magnolia Pointe Apartments
Series 2005 AMT
02/01/2038	5.650%	2,975,415	3,063,368
North Carolina Medical Care Commission
Refunding Revenue Bonds
United Methodist Retirement Community
Series 2017
10/01/2047	5.000%	2,250,000	2,349,720
United Methodist Retirement Homes
Series 2016
10/01/2035	5.000%	1,000,000	1,083,170
Total			6,496,258
North Dakota 0.4%
City of Fargo
Revenue Bonds
Sanford Obligation Group
Series 2011
11/01/2031	6.250%	2,500,000	2,793,000
Ohio 2.4%
Buckeye Tobacco Settlement Financing Authority
Asset-Backed Senior Turbo Revenue Bonds
Series 2007A-2
06/01/2047	5.875%	9,500,000	8,894,565
County of Scioto
Refunding Revenue Bonds
Southern Ohio Medical Center
Series 2016
02/15/2034	5.000%	1,445,000	1,601,277

10	Columbia High Yield Municipal Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia High Yield Municipal Fund, February 28, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Lake County Port & Economic Development Authority(d)
Revenue Bonds
1st Mortgage - Tapestry Wickliffe LLC
Series 2017
12/01/2052	6.750%	3,000,000	3,019,230
Ohio Air Quality Development Authority(d),(e)
Revenue Bonds
Pratt Paper LLC Project
Series 2017 AMT
01/15/2048	4.500%	500,000	512,475
State of Ohio(e)
Revenue Bonds
Portsmouth Bypass Project
Series 2015 AMT
12/31/2039	5.000%	4,100,000	4,357,398
Total			18,384,945
Oregon 1.5%
Clackamas County Hospital Facility Authority
Revenue Bonds
Mary’s Woods at Marylhurst, Inc.
Series 2018
05/15/2052	5.000%	1,000,000	1,037,370
Hospital Facilities Authority of Multnomah County
Refunding Revenue Bonds
Mirabella at South Waterfront
Series 2014A
10/01/2049	5.500%	3,115,000	3,312,709
Oregon State Business Development Commission(d),(e)
Refunding Revenue Bonds
Red Rock Biofuels LLC
Series 2018 AMT
04/01/2031	6.500%	2,000,000	1,971,980
04/01/2031	11.500%	1,000,000	1,060,610
State of Oregon Housing & Community Services Department
Revenue Bonds
Single-Family Mortgage Program
Series 2018C
07/01/2043	3.950%	1,500,000	1,515,435
Warm Springs Reservation Confederated Tribe(i)
Revenue Bonds
Pelton Round Butte Tribal
Series 2009B
11/01/2033	6.375%	2,410,000	2,456,296
Total			11,354,400
Pennsylvania 5.6%
Commonwealth Financing Authority
Revenue Bonds
Tobacco Master Settlement Payment
Series 2018 (AGM)
06/01/2039	4.000%	1,365,000	1,397,296
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Commonwealth of Pennsylvania
Refunding Certificate of Participation
Series 2018A
07/01/2046	4.000%	2,500,000	2,518,250
Dauphin County Industrial Development Authority(e)
Revenue Bonds
Dauphin Consolidated Water Supply
Series 1992A AMT
06/01/2024	6.900%	3,200,000	3,795,840
Franklin County Industrial Development Authority
Refunding Revenue Bonds
Menno-Haven, Inc. Project
Series 2018
12/01/2053	5.000%	1,900,000	1,929,146
Montgomery County Industrial Development Authority
Refunding Revenue Bonds
Meadowood Senior Living Project
Series 2018
12/01/2048	5.000%	1,000,000	1,045,980
Pennsylvania Economic Development Financing Authority(d)
Refunding Revenue Bonds
Tapestry Moon Senior Housing Project
Series 2018
12/01/2053	6.750%	3,000,000	2,917,440
Pennsylvania Economic Development Financing Authority(e)
Revenue Bonds
PA Bridges Finco LP
Series 2015 AMT
12/31/2038	5.000%	1,650,000	1,781,340
06/30/2042	5.000%	3,700,000	3,959,481
Pennsylvania Economic Development Financing Authority
Revenue Bonds
Philadelphia Biosolids Facility
Series 2009
01/01/2032	6.250%	3,375,000	3,458,295
Pennsylvania Higher Educational Facilities Authority
Prerefunded 10/01/21 Revenue Bonds
Shippensburg University
Series 2011
10/01/2043	6.250%	2,000,000	2,227,220
Pennsylvania Housing Finance Agency
Revenue Bonds
Series 2018-127B
04/01/2042	3.950%	1,510,000	1,513,896
Pennsylvania Turnpike Commission
Subordinated Refunding Revenue Bonds
Series 2015A-1
12/01/2028	5.000%	3,300,000	3,758,007

Columbia High Yield Municipal Fund | Quarterly Report 2019	11

Portfolio of Investments   (continued)
Columbia High Yield Municipal Fund, February 28, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Philadelphia Authority for Industrial Development
Refunding Revenue Bonds
Wesley Enhanced Living
Series 2017
07/01/2049	5.000%	2,250,000	2,269,665
Revenue Bonds
1st Philadelphia Preparatory Charter School
Series 2014
06/15/2033	7.000%	1,870,000	2,067,042
Scranton School District
Limited General Obligation Refunding Bonds
Series 2017D (NPFGC)
06/01/2037	4.250%	1,750,000	1,810,060
Series 2017E (BAM)
12/01/2037	4.000%	1,000,000	1,021,090
State Public School Building Authority
Refunding Revenue Bonds
Philadelphia School District
Series 2015
06/01/2025	5.000%	4,000,000	4,573,760
Total			42,043,808
Puerto Rico 0.7%
Puerto Rico Industrial Tourist Educational, Medical & Environmental Control Facilities Financing Authority(e),(i)
Revenue Bonds
Cogen Facilities AES Puerto Rico Project
Series 2000 AMT
06/01/2026	6.625%	5,820,000	5,667,225
Rhode Island 0.6%
Rhode Island Student Loan Authority(e)
Refunding Revenue Bonds
Series 2018A AMT
12/01/2034	3.500%	2,215,000	2,241,336
Revenue Bonds
Series 2016A AMT
12/01/2027	3.125%	2,675,000	2,694,180
Total			4,935,516
South Carolina 0.9%
South Carolina Jobs-Economic Development Authority
Revenue Bonds
Lutheran Homes of South Carolina, Inc. Obligation Group
Series 2013
05/01/2043	5.000%	750,000	746,820
05/01/2048	5.125%	1,500,000	1,502,400
York Preparatory Academy Project
Series 2014A
11/01/2045	7.250%	4,000,000	4,291,880
Total			6,541,100
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Tennessee 0.8%
Tennessee Housing Development Agency
Revenue Bonds
Issue 3
Series 2018
07/01/2043	3.850%	5,985,000	5,971,594
Texas 8.7%
Capital Area Cultural Education Facilities Finance Corp.
Revenue Bonds
Roman Catholic Diocese
Series 2005B
04/01/2045	6.125%	5,000,000	5,176,700
Central Texas Regional Mobility Authority
Prerefunded 01/01/21 Subordinated Revenue Bonds
Lien
Series 2011
01/01/2041	6.750%	5,000,000	5,441,300
Central Texas Turnpike System
Refunding Revenue Bonds
Series 2015B
08/15/2037	5.000%	3,000,000	3,340,590
City of Houston Airport System(e)
Refunding Revenue Bonds
Special Facilities - United Airlines
Series 2011A AMT
07/15/2038	6.625%	4,000,000	4,283,400
Clifton Higher Education Finance Corp.
Revenue Bonds
International Leadership of Texas
Series 2015
08/15/2045	5.750%	5,500,000	5,564,680
Deaf Smith County Hospital District
Prerefunded 03/01/20 Limited General Obligation Bonds
Series 2010A
03/01/2040	6.500%	4,000,000	4,184,360
Mission Economic Development Corp.(e)
Revenue Bonds
Dallas Clean Energy McCommas
Series 2011 AMT
12/01/2024	6.875%	4,420,000	4,423,182
New Hope Cultural Education Facilities Finance Corp.
Revenue Bonds
Bridgemoor Plano Project
12/01/2053	7.250%	4,000,000	4,027,080
Cardinal Bay, Inc. - Village on the Park
Series 2016
07/01/2046	5.000%	2,300,000	2,408,675
Collegiate Housing Island Campus
Series 2017
04/01/2037	5.000%	1,000,000	975,560

12	Columbia High Yield Municipal Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia High Yield Municipal Fund, February 28, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Legacy Midtown Park Project
Series 2018A
07/01/2054	5.500%	2,500,000	2,492,050
NCCD-College Station Properties LLC
Series 2015
07/01/2035	5.000%	1,000,000	900,440
Series 2015A
07/01/2047	5.000%	1,000,000	900,140
New Hope Cultural Education Facilities Finance Corp.(d)
Revenue Bonds
Jubilee Academic Center Project
Series 2017
08/15/2047	5.125%	3,585,000	3,586,936
Pharr Higher Education Finance Authority
Prerefunded 08/15/19 Revenue Bonds
IDEA Public Schools
Series 2009
08/15/2039	6.500%	530,000	541,353
Pottsboro Higher Education Finance Corp.
Revenue Bonds
Series 2016A
08/15/2046	5.000%	1,000,000	972,330
Red River Health Facilities Development Corp.
Revenue Bonds
MRC Crossings Project
Series 2014A
11/15/2049	8.000%	2,000,000	2,262,320
Sanger Industrial Development Corp.(d),(e),(f)
Revenue Bonds
Texas Pellets Project
Series 2012B AMT
07/01/2038	0.000%	4,950,000	1,584,000
Tarrant County Cultural Education Facilities Finance Corp.
Revenue Bonds
Buckner Senior Living Ventana Project
Series 2017
11/15/2052	6.750%	3,500,000	3,818,955
CC Young Memorial Home
Series 2009A
02/15/2038	8.000%	4,000,000	4,120,720
Texas Private Activity Bond Surface Transportation Corp.(e)
Revenue Bonds
Senior Lien - Blueridge Transportation
Series 2016 AMT
12/31/2055	5.000%	3,515,000	3,720,768
Texas Transportation Commission
Revenue Bonds
State Highway 249 System Toll
Series 2019
08/01/2057	5.000%	500,000	542,680
Total			65,268,219
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Utah 0.3%
Salt Lake City Corp. Airport(e)
Revenue Bonds
Series 2017A AMT
07/01/2037	5.000%	2,000,000	2,252,800
Virginia 3.0%
Alexandria Industrial Development Authority
Refunding Revenue Bonds
Goodwin House, Inc.
Series 2015
10/01/2050	5.000%	2,275,000	2,409,430
City of Chesapeake Expressway Toll Road(g)
Refunding Revenue Bonds
Transportation System
Series 2012
07/15/2040	0.000%	7,530,000	6,549,518
Hanover County Economic Development Authority
Refunding Revenue Bonds
Covenant Woods
Series 2018
07/01/2051	5.000%	1,200,000	1,248,816
Mosaic District Community Development Authority
Special Assessment Bonds
Series 2011A
03/01/2036	6.875%	2,500,000	2,654,500
Tobacco Settlement Financing Corp.
Revenue Bonds
Senior Series 2007-B1
06/01/2047	5.000%	5,000,000	4,762,900
Virginia Small Business Financing Authority(e)
Revenue Bonds
Transform 66 P3 Project
Series 2017 AMT
12/31/2052	5.000%	5,000,000	5,372,700
Total			22,997,864
Washington 3.5%
Greater Wenatchee Regional Events Center Public Facilities District
Revenue Bonds
Series 2012A
09/01/2042	5.500%	2,150,000	2,179,928
King County Housing Authority
Refunding Revenue Bonds
Series 2018
05/01/2038	3.750%	3,295,000	3,265,971
King County Public Hospital District No. 4
Revenue Bonds
Series 2015A
12/01/2035	6.000%	1,250,000	1,266,513
12/01/2045	6.250%	2,500,000	2,519,675

Columbia High Yield Municipal Fund | Quarterly Report 2019	13

Portfolio of Investments   (continued)
Columbia High Yield Municipal Fund, February 28, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Port of Seattle Industrial Development Corp.(e)
Refunding Revenue Bonds
Special Facilities Delta Air Lines, Inc.
Series 2012 AMT
04/01/2030	5.000%	2,500,000	2,684,975
Tacoma Consolidated Local Improvement Districts
Special Assessment Bonds
No. 65
Series 2013
04/01/2043	5.750%	1,710,000	1,710,000
Washington State Housing Finance Commission(d)
Refunding Revenue Bonds
Bayview Manor Homes
Series 2016A
07/01/2051	5.000%	2,150,000	2,178,810
Nonprofit Housing-Mirabella
Series 2012
10/01/2047	6.750%	5,000,000	5,328,400
Washington State Housing Finance Commission
Revenue Bonds
Heron’s Key
Series 2015A
07/01/2050	7.000%	4,850,000	5,122,473
Total			26,256,745
Wisconsin 1.3%
Public Finance Authority(e)
Refunding Revenue Bonds
Celanese Project
Series 2016C AMT
11/01/2030	4.300%	2,000,000	2,041,940
Waste Management, Inc. Project
Series 2016 AMT
05/01/2027	2.875%	630,000	627,663
Public Finance Authority(d)
Refunding Revenue Bonds
Mary’s Woods At Marylhurst
Series 2017
05/15/2052	5.250%	2,300,000	2,372,427
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Public Finance Authority
Revenue Bonds
FFAH North Carolina and Missouri Portfolio
Series 2015A
12/01/2050	5.150%	3,220,000	3,267,334
Wisconsin Health & Educational Facilities Authority
Revenue Bonds
Covenant Communities, Inc. Project
Series 2018B
07/01/2053	5.000%	900,000	901,386
St. John’s Communities, Inc. Project
Series 2018A
09/15/2050	5.000%	750,000	763,050
Total			9,973,800
Total Municipal Bonds (Cost $721,116,471)			735,509,649

Money Market Funds 0.0%
	Shares	Value ($)
Dreyfus Tax-Exempt Cash Management Fund, Institutional Shares, 1.580%(j)	280,468	280,468
Total Money Market Funds (Cost $280,468)		280,468
Total Investments in Securities (Cost $729,973,306)		744,345,848
Other Assets & Liabilities, Net		8,756,652
Net Assets		$753,102,500

Notes to Portfolio of Investments
(a)	Valuation based on significant unobservable inputs.
(b)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(c)	Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of February 28, 2019.
(d)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At February 28, 2019, the total value of these securities amounted to $89,014,437, which represents 11.82% of total net assets.
(e)	Income from this security may be subject to alternative minimum tax.
14	Columbia High Yield Municipal Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia High Yield Municipal Fund, February 28, 2019 (Unaudited)
Notes to Portfolio of Investments  (continued)
(f)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At February 28, 2019, the total value of these securities amounted to $4,283,376, which represents 0.57% of total net assets.
(g)	Zero coupon bond.
(h)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of February 28, 2019.
(i)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At February 28, 2019, the total value of these securities amounted to $8,123,521, which represents 1.08% of total net assets.
(j)	The rate shown is the seven-day current annualized yield at February 28, 2019.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
AMT	Alternative Minimum Tax
BAM	Build America Mutual Assurance Co.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
NPFGC	National Public Finance Guarantee Corporation
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
Columbia High Yield Municipal Fund | Quarterly Report 2019	15

Portfolio of Investments   (continued)
Columbia High Yield Municipal Fund, February 28, 2019 (Unaudited)
Fair value measurements  (continued)
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments in Securities
Corporate Bonds & Notes	—	—	185,731	185,731
Floating Rate Notes	—	8,370,000	—	8,370,000
Municipal Bonds	—	735,509,649	—	735,509,649
Money Market Funds	280,468	—	—	280,468
Total Investments in Securities	280,468	743,879,649	185,731	744,345,848
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
There were no transfers of financial assets between levels during the period.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain corporate bonds classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would result in a significantly higher (lower) fair value measurement.
16	Columbia High Yield Municipal Fund | Quarterly Report 2019

Portfolio of Investments
Columbia Adaptive Risk Allocation Fund, February 28, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 10.0%
	Shares	Value ($)
Columbia Commodity Strategy Fund, Institutional 3 Class(a)	65,619,702	292,663,872
Total Alternative Strategies Funds (Cost $333,689,582)		292,663,872

Common Stocks 7.0%
Issuer	Shares	Value ($)
Real Estate 7.0%
Equity Real Estate Investment Trusts (REITS) 7.0%
Alexandria Real Estate Equities, Inc.	72,258	9,819,140
American Homes 4 Rent, Class A	409,560	8,944,790
American Tower Corp.	14,676	2,585,177
AvalonBay Communities, Inc.	42,528	8,277,225
Camden Property Trust	21,125	2,072,151
Coresite Realty Corp.	39,992	4,089,182
Corporate Office Properties Trust	77,507	2,014,407
Crown Castle International Corp.	29,694	3,526,163
CubeSmart	163,818	5,019,384
Digital Realty Trust, Inc.	118,937	13,454,153
Duke Realty Corp.	234,228	6,926,122
Equinix, Inc.	16,023	6,785,740
Equity LifeStyle Properties, Inc.	100,770	10,947,653
Equity Residential	75,923	5,594,766
Essex Property Trust, Inc.	41,759	11,685,839
Extra Space Storage, Inc.	51,582	4,948,777
Farmland Partners, Inc.	66,438	341,491
First Industrial Realty Trust, Inc.	191,869	6,431,449
Four Corners Property Trust, Inc.	167,974	4,600,808
Highwoods Properties, Inc.	145,694	6,747,089
Host Hotels & Resorts, Inc.	696,052	13,649,580
Invitation Homes, Inc.	308,169	7,087,887
Life Storage, Inc.	52,941	5,167,042
Mack-Cali Realty Corp.	200,312	4,208,555
Outfront Media, Inc.	65,733	1,475,049
Pebblebrook Hotel Trust	63,637	2,037,020
ProLogis, Inc.	113,739	7,968,554
Retail Value, Inc.	20,873	649,776
Simon Property Group, Inc.	94,984	17,207,301
Common Stocks (continued)
Issuer	Shares	Value ($)
SITE Centers Corp.	203,275	2,713,721
SL Green Realty Corp.	51,019	4,628,444
Sun Communities, Inc.	43,183	4,904,293
Sunstone Hotel Investors, Inc.	191,582	2,883,309
Ventas, Inc.	102,950	6,460,113
Total		205,852,150
Total Real Estate		205,852,150
Total Common Stocks (Cost $197,137,983)		205,852,150

Foreign Government Obligations(b),(c) 12.5%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Austria 1.0%
Republic of Austria Government Bond(d)
10/20/2026	0.750%	EUR	13,075,000	15,459,541
03/15/2037	4.150%	EUR	7,399,000	12,844,826
Total				28,304,367
Belgium 1.8%
Kingdom of Belgium Government Bond(d)
06/22/2024	2.600%	EUR	18,012,000	23,345,225
06/22/2027	0.800%	EUR	12,352,000	14,469,076
03/28/2041	4.250%	EUR	9,065,000	15,801,100
Total				53,615,401
France 1.2%
French Republic Government Bond OAT(d)
10/25/2027	2.750%	EUR	11,110,000	15,190,166
05/25/2045	3.250%	EUR	8,232,464	13,036,015
05/25/2048	2.000%	EUR	4,948,000	6,217,193
Total				34,443,374
Italy 1.5%
Italy Buoni Poliennali Del Tesoro(d)
09/01/2028	4.750%	EUR	18,205,000	24,350,275
09/01/2046	3.250%	EUR	8,274,000	8,866,862
03/01/2047	2.700%	EUR	10,877,000	10,563,282
Total				43,780,419
Japan 2.8%
Japan Government 10-Year Bond
03/20/2028	0.100%	JPY	1,739,150,000	15,841,127
Japan Government 20-Year Bond
06/20/2032	1.500%	JPY	23,300,000	246,486
09/20/2037	0.600%	JPY	1,451,000,000	13,549,175
Columbia Adaptive Risk Allocation Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Columbia Adaptive Risk Allocation Fund, February 28, 2019 (Unaudited)
Foreign Government Obligations(b),(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Japan Government 30-Year Bond
03/20/2037	2.400%	JPY	288,250,000	3,508,119
03/20/2047	0.800%	JPY	1,409,900,000	13,364,294
06/20/2047	0.800%	JPY	337,300,000	3,190,368
09/20/2047	0.800%	JPY	1,118,800,000	10,585,555
03/20/2048	0.800%	JPY	2,373,750,000	22,422,924
Total				82,708,048
Mexico 0.4%
Mexican Bonos
06/10/2021	6.500%	MXN	201,310,000	10,113,611
Poland 0.0%
Republic of Poland Government Bond
07/25/2026	2.500%	PLN	4,247,000	1,107,323
South Africa 1.2%
Republic of South Africa Government Bond
12/21/2026	10.500%	ZAR	467,000,000	36,416,838
Spain 1.7%
Spain Government Bond(d)
10/31/2024	2.750%	EUR	16,851,000	21,635,142
04/30/2028	1.400%	EUR	8,049,000	9,386,466
07/30/2030	1.950%	EUR	9,401,000	11,297,742
07/30/2040	4.900%	EUR	4,608,000	7,774,498
Total				50,093,848
United Kingdom 0.9%
United Kingdom Gilt(d)
06/07/2032	4.250%	GBP	11,023,000	19,414,220
01/22/2045	3.500%	GBP	3,899,133	6,952,562
Total				26,366,782
Total Foreign Government Obligations (Cost $369,389,039)				366,950,011

Inflation-Indexed Bonds(b) 17.9%

Australia 0.2%
Australia Government Bond(d)
08/21/2035	2.000%	AUD	3,941,558	3,345,438
08/21/2040	1.250%	AUD	2,481,400	1,904,250
Total				5,249,688
Canada 0.8%
Canadian Government Real Return Bond
12/01/2026	4.250%	CAD	12,640,452	12,454,383
12/01/2031	4.000%	CAD	6,155,977	6,686,393
12/01/2036	3.000%	CAD	5,734,072	6,063,401
Total				25,204,177
Inflation-Indexed Bonds(b) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
France 2.3%
France Government Bond OAT(d)
07/25/2030	0.700%	EUR	7,086,936	9,133,785
07/25/2032	3.150%	EUR	8,656,784	14,647,213
French Republic Government Bond OAT(d)
07/25/2024	0.250%	EUR	27,129,287	33,104,914
07/25/2040	1.800%	EUR	6,410,153	10,341,530
Total				67,227,442
Italy 1.3%
Italy Buoni Poliennali Del Tesoro(d)
09/15/2026	3.100%	EUR	21,082,798	26,511,242
09/15/2041	2.550%	EUR	9,451,861	10,908,623
Total				37,419,865
Japan 1.2%
Japanese Government CPI-Linked Bond
03/10/2025	0.100%	JPY	922,838,000	8,519,269
03/10/2026	0.100%	JPY	798,866,520	7,411,523
03/10/2027	0.100%	JPY	2,232,150,996	20,706,307
Total				36,637,099
Spain 1.3%
Spain Government Inflation-Linked Bond(d)
11/30/2024	1.800%	EUR	13,054,939	16,958,725
11/30/2027	0.650%	EUR	9,277,492	11,254,874
11/30/2030	1.000%	EUR	7,157,989	8,878,972
Total				37,092,571
United Kingdom 5.1%
United Kingdom Gilt Inflation-Linked Bond(d)
03/22/2024	0.125%	GBP	8,315,171	12,259,994
03/22/2029	0.125%	GBP	11,678,044	18,801,978
03/22/2034	0.750%	GBP	6,306,517	11,946,129
11/22/2037	1.125%	GBP	9,863,938	21,218,320
03/22/2044	0.125%	GBP	9,836,040	19,746,874
03/22/2052	0.250%	GBP	17,482,875	40,753,135
11/22/2056	0.125%	GBP	7,143,141	17,275,302
11/22/2065	0.125%	GBP	2,832,692	7,881,232
Total				149,882,964
United States 5.7%
U.S. Treasury Inflation-Indexed Bond
01/15/2021	1.125%		6,111,062	6,166,371
01/15/2022	0.125%		22,451,062	22,128,763
01/15/2024	0.625%		29,878,181	29,909,089
01/15/2025	0.250%		25,643,725	25,054,600
07/15/2027	0.375%		29,749,241	28,962,126
01/15/2028	0.500%		25,087,166	24,533,633
02/15/2042	0.750%		11,401,919	10,620,104
02/15/2043	0.625%		6,905,024	6,209,391
02/15/2045	0.750%		8,104,096	7,439,092

2	Columbia Adaptive Risk Allocation Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Adaptive Risk Allocation Fund, February 28, 2019 (Unaudited)
Inflation-Indexed Bonds(b) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
02/15/2048	1.000%	5,863,194	5,699,451
Total			166,722,620
Total Inflation-Indexed Bonds (Cost $530,169,727)			525,436,426

Residential Mortgage-Backed Securities - Agency 4.9%

Federal National Mortgage Association(e)
03/18/2034	2.500%	16,448,328	16,130,927
03/13/2049	3.000%	22,150,000	21,645,568
03/13/2049	3.500%	30,000,000	30,014,062
03/13/2049	4.000%	20,550,000	20,950,966
03/13/2049	4.500%	8,100,000	8,382,551
03/13/2049	5.000%	4,550,000	4,771,302
Government National Mortgage Association(e)
03/21/2049	3.500%	41,446,000	41,818,178
Total Residential Mortgage-Backed Securities - Agency (Cost $143,506,418)			143,713,554

U.S. Treasury Obligations 9.6%

U.S. Treasury
08/15/2027	2.250%	63,625,000	61,588,693
11/15/2027	2.250%	70,604,000	68,222,226
02/15/2028	2.750%	75,260,000	75,591,968
05/15/2028	2.875%	73,381,000	74,415,704
Total U.S. Treasury Obligations (Cost $279,165,031)			279,818,591
Money Market Funds 38.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.523%(a),(f)	1,137,896,526	1,137,782,736
Total Money Market Funds (Cost $1,137,790,367)		1,137,782,736
Total Investments in Securities (Cost: $2,990,848,147)		2,952,217,340
Other Assets & Liabilities, Net		(22,618,675)
Net Assets		2,929,598,665

At February 28, 2019, securities and/or cash totaling $112,839,446 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
215,655,097 GBP	282,028,927 USD	HSBC	03/28/2019	—	(4,372,665)
21,652,114,000 JPY	196,080,352 USD	HSBC	03/28/2019	1,443,848	—
313,019,000 JPY	2,813,034 USD	HSBC	03/28/2019	—	(775)
198,958,000 MXN	10,303,046 USD	HSBC	03/28/2019	24,319	—
19,165,000 NOK	2,228,066 USD	HSBC	03/28/2019	—	(14,221)
435,000 NZD	296,817 USD	HSBC	03/28/2019	428	—
3,374,000 PLN	884,216 USD	HSBC	03/28/2019	—	(8,143)
83,070,000 SEK	8,909,101 USD	HSBC	03/28/2019	—	(102,851)
5,710,000 SGD	4,223,229 USD	HSBC	03/28/2019	—	(1,844)
58,796,070 USD	44,938,000 GBP	HSBC	03/28/2019	884,016	—
58,987 USD	550,000 SEK	HSBC	03/28/2019	681	—
549,371,000 ZAR	39,086,333 USD	HSBC	03/28/2019	220,195	—
37,821,000 AUD	26,878,965 USD	Morgan Stanley	03/28/2019	39,147	—
34,856,000 CAD	26,469,773 USD	Morgan Stanley	03/28/2019	—	(33,832)
26,869,000 CHF	26,935,822 USD	Morgan Stanley	03/28/2019	—	(49,088)
36,057,000 DKK	5,498,690 USD	Morgan Stanley	03/28/2019	—	(10,645)
466,414,300 EUR	530,665,202 USD	Morgan Stanley	03/28/2019	—	(969,732)
Columbia Adaptive Risk Allocation Fund | Quarterly Report 2019	3

Portfolio of Investments   (continued)
Columbia Adaptive Risk Allocation Fund, February 28, 2019 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
3,950,000 GBP	5,155,600 USD	Morgan Stanley	03/28/2019	—	(90,213)
74,144,107 USD	65,246,000 EUR	Morgan Stanley	03/28/2019	225,510	—
Total				2,838,144	(5,654,009)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro-BTP	64	03/2019	EUR	8,207,360	454,728	—
Euro-Bund	126	03/2019	EUR	20,829,060	502,153	—
Euro-Buxl 30-Year	9	03/2019	EUR	1,656,360	85,844	—
Euro-OAT	172	03/2019	EUR	26,298,800	487,655	—
Japanese 10-Year Government Bond	53	03/2019	JPY	8,095,220,000	542,119	—
Long Gilt	203	06/2019	GBP	25,535,370	—	(402,187)
MSCI EAFE Index Future	3,357	03/2019	USD	313,711,650	21,505,465	—
MSCI Emerging Markets Index	2,270	03/2019	USD	118,800,450	8,311,265	—
S&P 500 E-mini	4,023	03/2019	USD	560,142,405	46,492,428	—
S&P/TSE 60 Index	225	03/2019	CAD	42,858,000	578,399	—
TOPIX Index	203	03/2019	JPY	3,260,180,000	430,333	—
U.S. Treasury 10-Year Note	1,282	06/2019	USD	156,404,000	—	(612,315)
U.S. Treasury Ultra 10-Year Note	692	06/2019	USD	89,581,563	—	(273,737)
Total					79,390,389	(1,288,239)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Canadian Government 10-Year Bond	(423)	06/2019	CAD	(57,405,330)	188,537	—

Cleared interest rate swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
3-Month SEK STIBOR	Fixed rate of 1.054%	Receives Quarterly, Pays Annually	Morgan Stanley	01/15/2029	SEK	207,316,000	(172,579)	—	—	—	(172,579)

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX Emerging Markets Index, Series 30	Morgan Stanley	12/20/2023	1.000	Quarterly	1.646	USD	242,749,000	3,408,284	—	—	3,408,284	—
Markit CDX North America High Yield Index, Series 31	Morgan Stanley	12/20/2023	5.000	Quarterly	3.465	USD	306,069,680	5,172,357	—	—	5,172,357	—
Markit CDX North America Investment Grade Index, Series 31	Morgan Stanley	12/20/2023	1.000	Quarterly	0.601	USD	228,727,000	1,767,428	—	—	1,767,428	—
Markit iTraxx Europe Crossover Index, Series 30	Morgan Stanley	12/20/2023	5.000	Quarterly	2.768	EUR	87,721,967	4,538,048	—	—	4,538,048	—
Total								14,886,117	—	—	14,886,117	—

*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

4	Columbia Adaptive Risk Allocation Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Adaptive Risk Allocation Fund, February 28, 2019 (Unaudited)
Reference index and values for swap contracts as of period end
Reference index		Reference rate
3-Month SEK STIBOR	Stockholm Interbank Offered Rate	(0.069%)
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended February 28, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Commodity Strategy Fund, Institutional 3 Class
	72,539,944	53,822,625	(60,742,867)	65,619,702	1,886,110	(65,959,390)	29,757,821	292,663,872
Columbia Short-Term Cash Fund, 2.523%
	1,364,858,194	2,394,617,355	(2,621,579,023)	1,137,896,526	(55,387)	(70,417)	20,420,589	1,137,782,736
Total					1,830,723	(66,029,807)	50,178,410	1,430,446,608

(b)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(c)	Principal and interest may not be guaranteed by the government.
(d)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At February 28, 2019, the total value of these securities amounted to $533,476,721, which represents 18.21% of total net assets.
(e)	Represents a security purchased on a when-issued basis.
(f)	The rate shown is the seven-day current annualized yield at February 28, 2019.
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar
ZAR	South African Rand
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in
Columbia Adaptive Risk Allocation Fund | Quarterly Report 2019	5

Portfolio of Investments   (continued)
Columbia Adaptive Risk Allocation Fund, February 28, 2019 (Unaudited)
Fair value measurements  (continued)
pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Alternative Strategies Funds	292,663,872	—	—	—	292,663,872
Common Stocks
Real Estate	205,852,150	—	—	—	205,852,150
Foreign Government Obligations	—	366,950,011	—	—	366,950,011
Inflation-Indexed Bonds	—	525,436,426	—	—	525,436,426
Residential Mortgage-Backed Securities - Agency	—	143,713,554	—	—	143,713,554
U.S. Treasury Obligations	279,818,591	—	—	—	279,818,591
Money Market Funds	—	—	—	1,137,782,736	1,137,782,736
Total Investments in Securities	778,334,613	1,036,099,991	—	1,137,782,736	2,952,217,340
Investments in Derivatives
6	Columbia Adaptive Risk Allocation Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Adaptive Risk Allocation Fund, February 28, 2019 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Asset
Forward Foreign Currency Exchange Contracts	—	2,838,144	—	—	2,838,144
Futures Contracts	79,578,926	—	—	—	79,578,926
Swap Contracts	—	14,886,117	—	—	14,886,117
Liability
Forward Foreign Currency Exchange Contracts	—	(5,654,009)	—	—	(5,654,009)
Futures Contracts	(1,288,239)	—	—	—	(1,288,239)
Swap Contracts	—	(172,579)	—	—	(172,579)
Total	856,625,300	1,047,997,664	—	1,137,782,736	3,042,405,700
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
Columbia Adaptive Risk Allocation Fund | Quarterly Report 2019	7

Consolidated Portfolio of Investments
Columbia Alternative Beta Fund, February 28, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Money Market Funds 98.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.523%(a),(b)	597,225,010	597,165,287
Total Money Market Funds (Cost $597,179,383)		597,165,287
Total Investments in Securities (Cost: $597,179,383)		597,165,287
Other Assets & Liabilities, Net		11,509,585
Net Assets		608,674,872
At February 28, 2019, securities and/or cash totaling $15,173,915 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
14,393,000 GBP	18,831,542 USD	HSBC	03/28/2019	—	(283,138)
335,736,000 MXN	17,386,099 USD	HSBC	03/28/2019	41,037	—
21,666,773 USD	30,487,000 AUD	Morgan Stanley	03/28/2019	—	(31,556)
40,584,682 USD	40,484,000 CHF	Morgan Stanley	03/28/2019	73,962	—
Total				114,999	(314,694)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro-OAT	107	03/2019	EUR	16,360,300	284,118	—
Long Gilt	94	06/2019	GBP	11,824,260	—	(186,234)
Total					284,118	(186,234)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro-BTP	(259)	03/2019	EUR	(33,214,160)	—	(1,773,756)

Columbia Alternative Beta Fund | Quarterly Report 2019	1

Consolidated Portfolio of Investments   (continued)
Columbia Alternative Beta Fund, February 28, 2019 (Unaudited)
Total return swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments	Upfront receipts	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on Barclays Backwardation Alpha Bloomberg CI Index ER (BCCFBA3P)†	Fixed rate of 0.350%	Monthly	Barclays	11/30/2019	USD	80,173,443	1,833,475 ††	(23,384)	—	—	1,810,091	—
Total return on Barclays Dualis Volatility Weighted Index (BCCFDUVP)†	Fixed rate of 0.540%	Monthly	Barclays	11/30/2019	USD	64,217,259	425,247 ††	(28,898)	—	—	396,349	—
Total return on Barclays TrendStar+ Alt Roll 2 Index (BXIITSP2)†	Fixed rate of 0.600%	Monthly	Barclays	11/30/2019	USD	119,839,937	210,834 ††	(59,920)	—	—	150,914	—
Total return on Barclays TrendStar+ Alt Roll 2 Index (BXIITSP2)†	Fixed rate of 0.600%	Monthly	Barclays	11/30/2019	USD	5,888,587	11,977 ††	(2,944)	2,144	—	6,889	—
Total return on Barclays TrendStar+ Alt Roll 2 Index (BXIITSP2)†	Fixed rate of 0.600%	Monthly	Barclays	11/30/2019	USD	2,800,710	249 ††	(1,491)	1,013	—	—	(2,255)
Total return on Citi Curve Composite (DJ-UBSCI wtd) Balanced Alpha (CVICCADB)†	Fixed rate of 0.300%	Monthly	Citi	11/30/2019	USD	113,907,532	509,268 ††	(26,578)	—	—	482,690	—
Total return on Citi Commodities Congestion Pre-Post Roll Alpha (B) Index (CVICRTB1)†	Fixed rate of 0.270%	Monthly	Citi	11/30/2019	USD	114,245,865	209,491 ††	(23,992)	—	—	185,499	—
Total return on Citi Curve Composite (DJ-UBSCI wtd) Balanced Alpha (CVICCADB)†	Fixed rate of 0.300%	Monthly	Citi	11/30/2019	USD	5,294,460	21,845 ††	(1,235)	—	—	20,610	—
Total return on Citi Commodities Congestion Pre-Post Roll Alpha (B) Index (CVICRTB1)†	Fixed rate of 0.270%	Monthly	Citi	11/30/2019	USD	8,301,947	14,381 ††	(1,743)	—	—	12,638	—
2	Columbia Alternative Beta Fund | Quarterly Report 2019

Consolidated Portfolio of Investments   (continued)
Columbia Alternative Beta Fund, February 28, 2019 (Unaudited)
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments	Upfront receipts	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on Citi Curve Composite (DJ-UBSCI wtd) Balanced Alpha (CVICCADB)†	Fixed rate of 0.300%	Monthly	Citi	11/30/2019	USD	3,180,092	12,689 ††	(795)	—	—	11,894	—
Total return on Deutsche Bank Currency Valuation - USD Excess Return (DBPPPUSF)†	Fixed rate of 0.000%	Monthly	Deutsche Bank	11/30/2019	USD	171,773,448	1,226,830 ††	—	—	—	1,226,830	—
Total return on Deutsche Bank Haven Plus - USD Excess Return (DBHVPER)†	Fixed rate of 0.000%	Monthly	Deutsche Bank	11/30/2019	USD	1,199,565	(3,110) ††	—	—	—	—	(3,110)
Total return on Deutsche Bank Haven Plus - USD Excess Return (DBHVPER)†	Fixed rate of 0.000%	Monthly	Deutsche Bank	11/30/2019	USD	15,635,044	(76,984) ††	—	—	—	—	(76,984)
Total return on Deutsche Bank Haven Plus - USD Excess Return (DBHVPER)†	Fixed rate of 0.000%	Monthly	Deutsche Bank	11/30/2019	USD	44,799,427	(173,300) ††	—	—	—	—	(173,300)
Total return on Goldman Sachs U.S. Series 71 Excess Return Strategy (GSVIUS71)†	Fixed rate of 0.100%	Monthly	Goldman Sachs International	11/30/2019	USD	62,542,831	826,070 ††	(5,212)	—	—	820,858	—
Total return on Goldman Sachs Curve Index RP09 (ABGSRP09)†	Fixed rate of 0.110%	Monthly	Goldman Sachs International	11/30/2019	USD	144,705,074	561,557 ††	(13,265)	—	—	548,292	—
Total return on Goldman Sachs Macro Index CA09 (GSFXCA09)†	Fixed rate of 0.260%	Monthly	Goldman Sachs International	11/30/2019	USD	117,406,034	451,461 ††	(25,438)	—	—	426,023	—
Total return on Goldman Sachs FX Time Series Momentum Index C0038 (GSCC0038)†	Fixed rate of 0.220%	Monthly	Goldman Sachs International	11/30/2019	USD	112,671,715	383,525 ††	(20,656)	—	—	362,869	—
Columbia Alternative Beta Fund | Quarterly Report 2019	3

Consolidated Portfolio of Investments   (continued)
Columbia Alternative Beta Fund, February 28, 2019 (Unaudited)
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments	Upfront receipts	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on Goldman Sachs Macro Index MF03 (GSIRMF03)†	Fixed rate of 0.100%	Monthly	Goldman Sachs International	11/30/2019	USD	334,505,666	317,371 ††	(27,875)	—	—	289,496	—
Total return on Goldman Sachs Equity Volatility Carry Series 28 Excess Return Strategy (GSVIW28E)†	Fixed rate of 0.100%	Monthly	Goldman Sachs International	11/30/2019	USD	29,298,844	269,560 ††	(2,442)	—	—	267,118	—
Total return on Goldman Sachs FX Volatility Carry Basket Index (GSVLIB17)†	Fixed rate of 0.100%	Monthly	Goldman Sachs International	11/30/2019	USD	14,586,136	213,860 ††	(1,216)	—	—	212,644	—
Total return on Goldman Sachs Commodity Volatility Carry Series 18 Excess Return Strategy (GSVIC18E)†	Fixed rate of 0.100%	Monthly	Goldman Sachs International	11/30/2019	USD	8,477,886	81,659 ††	(707)	—	—	80,952	—
Total return on Goldman Sachs Series 19 10-year Volatility Carry Index (GSVLTY19)†	Fixed rate of 0.100%	Monthly	Goldman Sachs International	11/30/2019	USD	8,534,387	55,266 ††	(711)	—	—	54,555	—
Total return on Goldman Sachs U.S. Series 71 Excess Return Strategy (GSVIUS71)†	Fixed rate of 0.100%	Monthly	Goldman Sachs International	11/30/2019	USD	4,929,445	39,820 ††	(411)	—	—	39,409	—
Total return on Goldman Sachs Curve Index RP09 (ABGSRP09)†	Fixed rate of 0.110%	Monthly	Goldman Sachs International	11/30/2019	USD	6,797,662	23,485 ††	(623)	—	—	22,862	—
Total return on Goldman Sachs Macro Index MF03 (GSIRMF03)†	Fixed rate of 0.100%	Monthly	Goldman Sachs International	11/30/2019	USD	16,205,395	21,734 ††	(1,350)	—	—	20,384	—
Total return on Goldman Sachs Macro Index CA09 (GSFXCA09)†	Fixed rate of 0.260%	Monthly	Goldman Sachs International	11/30/2019	USD	5,096,871	20,834 ††	(1,104)	—	—	19,730	—
4	Columbia Alternative Beta Fund | Quarterly Report 2019

Consolidated Portfolio of Investments   (continued)
Columbia Alternative Beta Fund, February 28, 2019 (Unaudited)
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments	Upfront receipts	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on Goldman Sachs Macro Index MF03 (GSIRMF03)†	Fixed rate of 0.100%	Monthly	Goldman Sachs International	11/30/2019	USD	4,008,856	9,257 ††	(191)	—	—	9,066	—
Total return on Goldman Sachs FX Time Series Momentum Index C0038 (GSCC0038)†	Fixed rate of 0.220%	Monthly	Goldman Sachs International	11/30/2019	USD	5,804,697	9,986 ††	(1,064)	—	—	8,922	—
Total return on Goldman Sachs Curve Index RP09 (ABGSRP09)†	Fixed rate of 0.110%	Monthly	Goldman Sachs International	11/30/2019	USD	1,601,463	5,942 ††	(156)	—	—	5,786	—
Total return on Goldman Sachs Equity Volatility Carry Series 28 Excess Return Strategy (GSVIW28E)†	Fixed rate of 0.100%	Monthly	Goldman Sachs International	11/30/2019	USD	1,409,888	5,858 ††	(118)	—	—	5,740	—
Total return on Goldman Sachs Macro Index VA08 (GSFXVA08)†	Fixed rate of 0.180%	Monthly	Goldman Sachs International	11/30/2019	USD	2,494,028	4,627 ††	(214)	—	—	4,413	—
Total return on Goldman Sachs Macro Index MF03 (GSIRMF03)†	Fixed rate of 0.100%	Monthly	Goldman Sachs International	11/30/2019	USD	5,007,051	2,770 ††	(444)	—	—	2,326	—
Total return on Goldman Sachs Macro Index VA08 (GSFXVA08)†	Fixed rate of 0.180%	Monthly	Goldman Sachs International	11/30/2019	USD	401,114	(3,290) ††	(64)	—	—	—	(3,354)
Total return on Goldman Sachs FX Time Series Momentum Index C0038 (GSCC0038)†	Fixed rate of 0.220%	Monthly	Goldman Sachs International	11/30/2019	USD	4,006,616	(3,016) ††	(782)	—	—	—	(3,798)
Total return on Goldman Sachs Macro Index VA08 (GSFXVA08)†	Fixed rate of 0.180%	Monthly	Goldman Sachs International	11/30/2019	USD	15,023,008	(9,691) ††	(563)	—	—	—	(10,254)
Columbia Alternative Beta Fund | Quarterly Report 2019	5

Consolidated Portfolio of Investments   (continued)
Columbia Alternative Beta Fund, February 28, 2019 (Unaudited)
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments	Upfront receipts	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on Goldman Sachs Curve Index C0210 (GSCC0210)†	Fixed rate of -0.020%	Monthly	Goldman Sachs International	11/30/2019	USD	3,808,802	(11,573) ††	68	—	—	—	(11,505)
Total return on Goldman Sachs Curve Index C0210 (GSCC0210)†	Fixed rate of -0.020%	Monthly	Goldman Sachs International	11/30/2019	USD	8,600,067	(18,913) ††	143	—	—	—	(18,770)
Total return on Goldman Sachs RP Equity World Long Short Series 37 Excess Return (GSISM37E)†	Fixed rate of 0.000%	Monthly	Goldman Sachs International	11/30/2019	USD	7,192,793	(22,124) ††	—	—	—	—	(22,124)
Total return on Goldman Sachs Macro Index VA08 (GSFXVA08)†	Fixed rate of 0.180%	Monthly	Goldman Sachs International	11/30/2019	USD	4,799,757	(60,423) ††	(720)	—	—	—	(61,143)
Total return on Goldman Sachs RP Equity World Long Short Series 37 Excess Return (GSISM37E)†	Fixed rate of 0.000%	Monthly	Goldman Sachs International	11/30/2019	USD	17,415,645	(63,963) ††	—	—	—	—	(63,963)
Total return on Goldman Sachs FX Time Series Momentum Index C0038 (GSCC0038)†	Fixed rate of 0.220%	Monthly	Goldman Sachs International	11/30/2019	USD	12,393,715	(69,320) ††	(1,298)	—	—	—	(70,618)
Total return on Goldman Sachs Curve Index C0210 (GSCC0210)†	Fixed rate of -0.020%	Monthly	Goldman Sachs International	11/30/2019	USD	180,630,791	(402,966) ††	3,010	—	—	—	(399,956)
Total return on Goldman Sachs RP Equity World Long Short Series 37 Excess Return (GSISM37E)†	Fixed rate of 0.000%	Monthly	Goldman Sachs International	11/30/2019	USD	343,217,582	(918,856) ††	—	—	—	—	(918,856)
6	Columbia Alternative Beta Fund | Quarterly Report 2019

Consolidated Portfolio of Investments   (continued)
Columbia Alternative Beta Fund, February 28, 2019 (Unaudited)
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments	Upfront receipts	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on Goldman Sachs Macro Index VA08 (GSFXVA08)†	Fixed rate of 0.180%	Monthly	Goldman Sachs International	11/30/2019	USD	117,193,682	(1,289,957) ††	(17,579)	—	—	—	(1,307,536)
Total return on JPMorgan Equity Risk Premium - Global Balanced Multi-Factor (Long/Short) US Index (JPQFMFWA)†	Fixed rate of -0.150%	Monthly	JPMorgan	11/30/2019	USD	3,497,181	(65,783) ††	437	—	—	—	(65,346)
Total return on JPMorgan Equity Risk Premium - Global Pure Value L/S USD Index 1 (JPQFVLW1)†	Fixed rate of 0.000%	Monthly	JPMorgan	11/30/2019	USD	3,388,073	(80,493) ††	—	—	—	—	(80,493)
Total return on JPMorgan Equity Risk Premium - Global Balanced Multi-Factor (Long/Short) US Index (JPQFMFWA)†	Fixed rate of -0.150%	Monthly	JPMorgan	11/30/2019	USD	10,915,369	(177,218) ††	1,273	—	—	—	(175,945)
Total return on JPMorgan Custom Russell 1000 Index (JPQICTLS)†	Fixed rate of 0.400%	Monthly	JPMorgan	11/30/2019	USD	65,408,861	(936,493) ††	(11,252)	—	—	—	(947,745)
Total return on JPMorgan Equity Risk Premium - Global Pure Value L/S USD Index 1 (JPQFVLW1)†	Fixed rate of 0.000%	Monthly	JPMorgan	11/30/2019	USD	52,980,090	(1,390,114) ††	—	—	—	—	(1,390,114)
Total return on JPMorgan Equity Risk Premium - Global Balanced Multi-Factor (Long/Short) US Index (JPQFMFWA)†	Fixed rate of -0.150%	Monthly	JPMorgan	11/30/2019	USD	199,973,229	(2,770,104) ††	23,330	—	—	—	(2,746,774)
Columbia Alternative Beta Fund | Quarterly Report 2019	7

Consolidated Portfolio of Investments   (continued)
Columbia Alternative Beta Fund, February 28, 2019 (Unaudited)
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments	Upfront receipts	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on Morgan Stanley Cube Equity Factors Risk Parity Global Index (MSCBSMRG)†	Fixed rate of -0.150%	Monthly	Morgan Stanley	11/30/2019	USD	6,386,245	(19,330) ††	745	—	—	—	(18,585)
Total return on Morgan Stanley Cube Equity Factors Risk Parity Global Index (MSCBSMRG)†	Fixed rate of -0.150%	Monthly	Morgan Stanley	11/30/2019	USD	15,901,364	(71,114) ††	1,855	—	—	—	(69,259)
Total return on Morgan Stanley Cube Global Value Index (MSCBSVAG)†	Fixed rate of -0.200%	Monthly	Morgan Stanley	11/30/2019	USD	3,986,103	(136,073) ††	620	—	—	—	(135,453)
Total return on Morgan Stanley Cube Equity Factors Risk Parity Global Index (MSCBSMRG)†	Fixed rate of -0.150%	Monthly	Morgan Stanley	11/30/2019	USD	317,475,000	(960,964) ††	37,039	—	—	—	(923,925)
Total return on Morgan Stanley Cube Global Value Index (MSCBSVAG)†	Fixed rate of -0.200%	Monthly	Morgan Stanley	11/30/2019	USD	52,449,312	(1,889,623) ††	8,159	—	—	—	(1,881,464)
Total							(3,843,867)	(229,756)	3,157	—	7,505,849	(11,582,629)
†	By investing in the total return swap contract, the Fund gains exposure to the underlying investments that make up the custom basket/index without having to own the underlying investments directly. The components of the custom basket/index are available on Columbia Alternative Beta Fund’s page of columbiathreadneedleus.com website.
††	Valuation based on significant unobservable inputs.
Notes to Consolidated Portfolio of Investments
(a)	The rate shown is the seven-day current annualized yield at February 28, 2019.
(b)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended February 28, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.523%
	743,722,362	437,692,688	(584,190,040)	597,225,010	(41,824)	(31,772)	11,172,517	597,165,287
8	Columbia Alternative Beta Fund | Quarterly Report 2019

Consolidated Portfolio of Investments   (continued)
Columbia Alternative Beta Fund, February 28, 2019 (Unaudited)
Currency Legend
AUD	Australian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
MXN	Mexican Peso
USD	US Dollar
Investments are valued using policies described in the Notes to Consolidated Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Consolidated Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
Columbia Alternative Beta Fund | Quarterly Report 2019	9

Consolidated Portfolio of Investments   (continued)
Columbia Alternative Beta Fund, February 28, 2019 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Money Market Funds	—	—	—	597,165,287	597,165,287
Total Investments in Securities	—	—	—	597,165,287	597,165,287
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	114,999	—	—	114,999
Futures Contracts	284,118	—	—	—	284,118
Swap Contracts	—	—	7,505,849	—	7,505,849
Liability
Forward Foreign Currency Exchange Contracts	—	(314,694)	—	—	(314,694)
Futures Contracts	(1,959,990)	—	—	—	(1,959,990)
Swap Contracts	—	—	(11,582,629)	—	(11,582,629)
Total	(1,675,872)	(199,695)	(4,076,780)	597,165,287	591,212,940
See the Consolidated Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:
	Balance as of 05/31/2018 ($)	Increase (decrease) in accrued discounts/ premiums ($)	Realized gain (loss)(a) ($)	Change in unrealized appreciation (depreciation)(b) ($)	Purchases ($)	Sales ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Balance as of 02/28/2019 ($)
Total Return Swap Contracts	(35,372,950)	—	—	31,296,170	—	—	—	—	(4,076,780)
Derivative instruments are valued at unrealized appreciation (depreciation).
(a) The realized gain (loss) earned during the period was $(115,827,675).
(b) Change in unrealized appreciation (depreciation) relating to securities held at February 28, 2019 was $(4,076,780).
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain swap contracts classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing and other control procedures. Significant increases (decreases) to any of these inputs would result in a significantly higher (lower) valuation measurement.
10	Columbia Alternative Beta Fund | Quarterly Report 2019

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)

There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) Columbia Funds Series Trust I

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date April 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date April 22, 2019

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer

Date April 22, 2019